Earnings Per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - shares shares in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Earnings per share [abstract]
Average outstanding options excluded from calculation of diluted earnings per share	0	0	0	0